Federated Hermes Equity Income Fund, Inc.
Portfolio of Investments
August 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—98.6%
		Communication Services—4.1%
35,076		Alphabet, Inc., Class A	$ 5,730,717
754,492		AT&T, Inc.	15,014,391
225,000		Deutsche Telekom AG.	6,388,304
55,969		Walt Disney Co.	5,058,478
		TOTAL	32,191,890
		Consumer Discretionary—3.3%
130,478		General Motors Co.	6,495,195
36,800		Lowe’s Cos., Inc.	9,144,800
22,025		McDonald’s Corp.	6,357,736
41,800		Whirlpool Corp.	4,192,122
		TOTAL	26,189,853
		Consumer Staples—8.1%
43,649		Constellation Brands, Inc., Class A	10,506,751
84,025		Procter & Gamble Co.	14,413,648
24,730		Target Corp.	3,799,023
228,251		The Coca-Cola Co.	16,541,350
244,705		WalMart, Inc.	18,898,567
		TOTAL	64,159,339
		Energy—7.5%
64,090		Chevron Corp.	9,482,116
116,528		ConocoPhillips	13,259,721
162,359		Exxon Mobil Corp.	19,148,620
261,400		Schlumberger Ltd.	11,498,986
39,375		Valero Energy Corp.	5,777,494
		TOTAL	59,166,937
		Financials—24.5%
58,995		Allstate Corp.	11,146,515
47,925		Assurant, Inc.	9,410,074
50,823	[1]	Berkshire Hathaway, Inc., Class B	24,187,682
1,287,250		First Horizon Corp.	21,355,477
147,389		Global Payments, Inc.	16,361,653
52,375		Goldman Sachs Group, Inc.	26,724,344
108,950		Intercontinental Exchange, Inc.	17,600,873
85,841		JPMorgan Chase & Co.	19,297,057
153,325		KKR & Co., Inc.	18,977,035
25,400		S&P Global, Inc.	13,036,296
264,000		Wells Fargo & Co.	15,436,080
		TOTAL	193,533,086
		Health Care—17.7%
55,375		Abbott Laboratories	6,272,326
81,550		AstraZeneca PLC	14,249,933
486,837	[1]	Avantor, Inc.	12,579,868
69,800	[1]	Boston Scientific Corp.	5,708,942
42,278		Danaher Corp.	11,385,888
74,875	[1]	Halozyme Therapeutics, Inc.	4,780,769
15,150		Humana, Inc.	5,370,220
18,687		McKesson Corp.	10,484,902

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
150,667		Medtronic PLC	$ 13,346,083
80,494		Merck & Co., Inc.	9,534,514
581,155		Pfizer, Inc.	16,859,306
51,421	[1]	Tenet Healthcare Corp.	8,527,659
34,903		UnitedHealth Group, Inc.	20,599,751
		TOTAL	139,700,161
		Industrials—12.3%
60,450	[1]	Boeing Co.	10,502,583
32,975	[1]	Builders Firstsource, Inc.	5,737,650
98,125		GE Aerospace	17,134,587
29,850	[1]	GE Vernova, Inc.	5,999,850
184,375		Knight-Swift Transportation Holdings, Inc.	9,657,563
23,675		Lockheed Martin Corp.	13,449,767
14,175		Parker-Hannifin Corp.	8,507,835
37,350		Regal Rexnord Corp.	6,267,704
101,375		RTX Corp.	12,503,593
64,250	[1]	XPO, Inc.	7,364,335
		TOTAL	97,125,467
		Information Technology—8.0%
46,375	[1]	Advanced Micro Devices, Inc.	6,889,470
73,175		Entegris, Inc.	8,478,787
72,425		IBM Corp.	14,639,265
106,475		Intel Corp.	2,346,709
85,425		Micron Technology, Inc.	8,221,302
9,724		Microsoft Corp.	4,056,270
151,265		TD SYNNEX Corp.	18,366,596
		TOTAL	62,998,399
		Materials—3.9%
73,100		FMC Corp.	4,720,798
109,103		Freeport-McMoRan, Inc.	4,831,081
36,719		Linde PLC	17,560,862
14,690		Vulcan Materials Co.	3,602,135
		TOTAL	30,714,876
		Real Estate—3.7%
45,424		American Tower Corp.	10,177,701
5,300		Equinix, Inc.	4,422,108
117,028		ProLogis, Inc.	14,958,519
		TOTAL	29,558,328
		Utilities—5.5%
341,314		CenterPoint Energy, Inc.	9,317,872
16,375		Constellation Energy Corp.	3,220,963
561,150		PPL Corp.	17,906,296
152,925		Southern Co.	13,212,720
		TOTAL	43,657,851
		TOTAL COMMON STOCKS (IDENTIFIED COST $606,554,612)	778,996,187

Shares		Value
	INVESTMENT COMPANY—1.3%
10,213,743	Federated Hermes Government Obligations Fund, Premier Shares, 5.21%[2] (IDENTIFIED COST $10,213,742)	10,213,743
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $616,768,354)	789,209,930
	OTHER ASSETS AND LIABILITIES - NET—0.1%	1,138,611
	TOTAL NET ASSETS—100%[3]	$790,348,541
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2023	$—	$3,286,788	$3,286,788
Purchases at Cost	$66,853,126	$80,151,073	$147,004,199
Proceeds from Sales	$(56,639,383)	$(83,436,955)	$(140,076,338)
Change in Unrealized Appreciation/Depreciation	$—	$(2,625)	$(2,625)
Net Realized Gain/(Loss)	$—	$1,719	$1,719
Value as of 8/31/2024	$10,213,743	$—	$10,213,743
Shares Held as of 8/31/2024	10,213,743	—	10,213,743
Dividend Income	$218,242	$186,149	$404,391

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions),transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality,coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At August 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.